Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance		$ 13,606	$ 2,367,926	[1]	$ 2,367,926	[1]	$ 2,367,750
Impairment		3,394	1,096,305		2,354,320
Ending balance		10,212			13,606		2,367,926	[1]
Goodwill and intangible assets, net		16,706	2,371,026		2,371,026		2,370,850
Goodwill and intangible assets, net		13,312			16,706		2,371,026
Goodwill, Acquired During Period	[2]						176
Goodwill transfers							(2,367,926)
Impairment		(3,394)	(1,096,305)		(2,354,320)
Insurance License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Insurance license		3,100	3,100		3,100		3,100
Insurance license					3,100		3,100
Ben Liquidity [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance			1,725,880		1,725,880
Impairment					1,725,880
Ending balance							1,725,880
Goodwill transfers							1,725,880
Impairment					(1,725,880)
Ben Custody [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance		10,896	594,219		594,219
Impairment		3,129			583,323
Ending balance		7,767			10,896		594,219
Goodwill transfers							594,219
Impairment		(3,129)			(583,323)
Ben Insurance [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance			37,942		37,942
Impairment					37,942
Ending balance							37,942
Goodwill transfers							37,942
Impairment					(37,942)
Ben Markets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance		2,710	$ 9,885		9,885
Impairment		265			7,175
Ending balance		2,445			2,710		9,885
Goodwill transfers							9,885
Impairment		$ (265)			$ (7,175)

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	The additional goodwill resulted from the purchase of MHT Securities, as discussed in Note 1.